Employee Benefit Plans and Postretirement Benefits - Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7	$ 8
Interest cost	22	28
Expected return on assets	(29)	(35)
Amortization of:
Actuarial loss	20	21
Net periodic benefit cost	20	22
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2	2
Interest cost	10	12
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(1)	(3)
Actuarial loss	4	7
Net periodic benefit cost	13	16
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	4
Interest cost	1	1
Amortization of:
Net periodic benefit cost	$ 4	$ 5